Financial instruments related to commodity contracts - Fair value hierarchy (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial structure, financial costs and financial instruments
Fair value of financial instruments	$ 1,392	$ (638)	$ 1,446
Active management horizon of assessment	12 months	12 months	12 months
Level 1
Financial structure, financial costs and financial instruments
Fair value of financial instruments	$ (65)	$ 1,127	$ 1,132
Level 2
Financial structure, financial costs and financial instruments
Fair value of financial instruments	(389)	927	679
Level 3
Financial structure, financial costs and financial instruments
Fair value of financial instruments	1,846	(2,692)	(365)
Gas & Power activities
Financial structure, financial costs and financial instruments
Fair value of financial instruments	1,730	39	2,347	$ 6,383
Gas & Power activities | Level 1
Financial structure, financial costs and financial instruments
Fair value of financial instruments	(78)	1,054	1,034
Gas & Power activities | Level 2
Financial structure, financial costs and financial instruments
Fair value of financial instruments	(38)	1,677	1,678
Gas & Power activities | Level 3
Financial structure, financial costs and financial instruments
Fair value of financial instruments	1,846	(2,692)	(365)
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Fair value of financial instruments	(338)	(677)	(901)	$ (137)
Crude oil, petroleum products and freight rates activities | Level 1
Financial structure, financial costs and financial instruments
Fair value of financial instruments	13	73	98
Crude oil, petroleum products and freight rates activities | Level 2
Financial structure, financial costs and financial instruments
Fair value of financial instruments	$ (351)	$ (750)	$ (999)